Insurance-related accounts - Summary of the Remaining Undiscounted Net Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	¥ 27,737,139	¥ 25,561,549
Securities held in the insurance business	19,640,244	18,536,483
Indefinite Term [Member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	0	0
Securities held in the insurance business	2,408,401	2,008,071
Not later than one year [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	165,746	165,028
Securities held in the insurance business	636,352	656,948
Later than one year and not later than two years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	153,881	155,586
Securities held in the insurance business	367,283	223,111
Later than two years and not later than three years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	198,154	198,370
Securities held in the insurance business	345,113	348,527
Later than three years and not later than four years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	224,698	234,987
Securities held in the insurance business	322,176	335,791
Later than four years and not later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	263,708	263,679
Securities held in the insurance business	428,997	311,466
Later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	26,730,952	24,543,899
Securities held in the insurance business	¥ 15,131,922	¥ 14,652,569